UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

(a)

Annual Report

October 31, 2021

AAM S&P 500 High Dividend Value ETF

Ticker: SPDV

AAM S&P Emerging Markets High Dividend Value ETF

Ticker: EEMD

AAM S&P Developed Markets High Dividend Value ETF

Ticker: DMDV

AAM Low Duration Preferred and Income Securities ETF

Ticker: PFLD

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Ticker: SMIG

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

AAM ETFs

AAM ETFs

Management Discussion of Fund Performance
(Unaudited)

The AAM S&P 500 High Dividend Value ETF

The AAM S&P 500 High Dividend Value ETF (“SPDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P 500 Dividend and Free Cash Flow Yield Index (the “Index’). Through the Index, SPDV, is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

SPDV generated a total return of 46.23% (NAV) and 46.55% (market price), while the underlying index for SPDV generated a total return of 46.89% between November 1, 2020, and October 31, 2021 (“current fiscal period”). Over the same current fiscal period, the benchmark index, the S&P 500® index, achieved a total return of 42.91%.

Top performing sectors attributable to SPDV’s return during the current fiscal period were Real Estate, Energy, and Financials. The worst performing sectors were Utilities, Health Care, and Consumer Discretionary.

Individual stocks attributable to SPDV’s return over the same fiscal period were Simon Property Group Inc (+221 bps), Nucor Corp (+198 bps), and CF Industries Holdings Inc (+171 bps). Stocks dragging down SPDV’s return were Western Union (-34 bps), Newmont Corp (-27 bps), and WEC Energy Group Inc (-23 bps).

The AAM S&P Emerging Markets High Dividend Value ETF

The AAM S&P Emerging Markets High Dividend Value ETF (“EEMD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Emerging Markets Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, EEMD, is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

EEMD generated a total return of 32.74% (NAV) and 33.99% (market price) between November 1, 2020, and October 31, 2021 (“current fiscal period”). This compares to the 34.74% of the underlying Index, and a 17.54% total return for the benchmark index, the S&P Emerging Plus LargeMidCap® Index, for the same current fiscal period.

Top performing sectors attributable to EEMD’s return over the current fiscal period were Consumer Discretionary, Industrials, and Materials. The worst performing sectors included Health Care, Utilities and Consumer Staples.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

Individual stocks attributable to EEMD’s return over the same fiscal period were Great Wall Motor Company (+297 bps), Yanzhou Coal Mining (+224 bps), and Lenovo Group (+202 bps). Stocks dragging down EEMD’s return were Top Glove Corp (-136 bps), China Evergrande Group (-95 bps), and Vale SA (-68 bps).

The AAM S&P Developed Markets High Dividend Value ETF

The AAM S&P Developed Markets High Dividend Value ETF (“DMDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Developed Markets ex-US Dividend and Free Cash Flow Yield Index (the “Index’). Through the Index, DMDV, is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Developed BMI Ex-US & Korea LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

DMDV generated a total return of 35.49% (NAV) and 35.10% (market price) between November 1, 2020 and October 31, 2021 (the “current fiscal period”). This compares to the 36.14% of the underlying Index, and a 35.47% total return for the benchmark index, the S&P Developed BMI Ex-US & Korea LargeMidCap® Index, for the same current fiscal period.

Top performing sectors attributable to DMDV’s return over the current fiscal period were Energy, Financials, and Industrials. The worst performing sectors included Health Care, Consumer Staples, and Communication Services.

Individual stocks attributable to DMDV’s return over the same fiscal period were Power Corp Of Canada (+132 bps), RioCan Real Estate Investment Trust (+132 bps), and Marubeni Corp (+129 bps). Stocks dragging down DMDV’s return were AGL Energy Ltd (-99 bps), Yamada Holdings Co Ltd (-43 bps), and HeidelbergCement AG (-32 bps).

The AAM Low Duration Preferred and Income Securities ETF

The AAM Low Duration Preferred and Income Securities ETF (“PFLD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index (the “Index”). Through the Index, PFLD, is passively managed using a rules-based, strategy that is designed to provide exposure to exchange-listed, U.S. dollar-denominated preferred securities and hybrid securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”) with an option-adjusted duration of less than five years.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

PFLD generated a total return of 10.08% (NAV) and 10.07% (market price), while the underlying index for PFLD generated a total return of 10.44% between November 1, 2020, and October 31, 2021 (“current fiscal period”). Over the same current fiscal period, the benchmark index, the ICE Exchange-Listed Preferred & Hybrid Securities Index, achieved a total return of 13.87%.

Top performing industries attributable to PFLDs return during the current fiscal period were Banking, Utility, and Energy. The worst performing industries included Retail, Quasi Government, and Transportation.

Individual securities attributable to PFLD’s return over the same fiscal period were NSUS Float 01/15/43 (+32 bps), GS Float Perp (+26 bps), and Ally Float 02/15/40 (+23 bps). Securities dragging down PFLD’s return were ALINFR 8.875 Per (-16 bps), Solarwinds Corp (-9 bps), and T 5.35 11/01/66 (-2 bps).

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

The AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF (SMIG) incepted on August 25, 2021. As such, our first annual letter to you, our valued partners and shareholders, describes a relatively short period of history at just over 2 months. From SMIG’s inception through October 31, 2021, the Fund generated a total return of -0.23%/-0.27% (market/NAV) versus the Russell 2500 return of +2.61% for the period. We believe the shortfall was a microcosm of the condition of the market during that period of time, which was characterized by the favorable performance of low-quality companies within the benchmark (defined as companies with a S&P Quality Ranking of B or Worse), which returned +3.90% versus high-quality constituents (S&P Quality Ranking of B+ or Better) returning just 1.04%. This result is not surprising given the Fund’s highly active, differentiated approach and focus on companies of lower-risk and high intrinsic quality, against a more speculative market context that rewarded lower quality, less profitable investments.

Assessing attribution on a security basis, the largest contributors to performance include Evercore (EVR), Penske Automotive (PAG), and NetApp (NTAP). The largest detractors to performance include Rent-A-Center (RCII), McAfee (MCFE), and Encompass Health (EHC). Assessing attribution on a sector basis, the largest detractor to relative performance was our underweight to the Energy sector. As of 10/31/21, the fund had no exposure to the Energy sector.

Bahl & Gaynor does not alter its process or philosophy during short-term periods when returns may lag the benchmark. We remain committed to our foundational philosophy and objectives, which focus on the compounding growth of cash flow income, downside protection, and long-term capital appreciation, all through the

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

ownership of companies of high intrinsic quality and growth potential that we feel are underappreciated by the market. We thank you for your partnership and look forward to the opportunities in the years ahead.

Must be preceded or accompanied by a prospectus.

The AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF and AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF are distributed by Quasar Distributors, LLC.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may be only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the Index. The Funds’ return may not match or achieve a high degree of correlation with the return of the underlying Index. To the extent the Funds utilize a sampling approach, they may experience tracking error to a greater extent than if the Funds had sought to replicate the Index. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies. Diversification does not assure a profit or protect against a loss in a declining market.

S&P 500® Dividend and Free Cash Flow Yield index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

S&P Emerging Markets Dividend and Free Cash Flow Yield Index is rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Emerging Plus LargeMidCap® Index is designed to measure the performance of large- and mid-capitalization securities in emerging markets.

S&P Developed Ex-U.S. Dividend and Free Cash Flow Index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Developed BMI Ex-U.S. & Korea LargeMidcap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Developed BMI Ex-U.S. & Korea LargeMidcap® Index is a comprehensive benchmark including stocks from developed markets excluding the United States and Korea.

ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of exchange-listed, U.S. dollar-denominated preferred securities and hybrid securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”) with an option-adjusted duration of less than 5 years. The Index was developed by ICE Data Indices, LLC (“IDI”), the Fund’s index provider (the “Index Provider”) and an affiliate of the NYSE.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

ICE Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of a select group of exchange-listed, U.S. dollar denominated preferred securities, hybrid securities and convertible preferred securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”).

Russell 2500 Index is a market-cap-weighted index that includes the smallest 2,500 companies covered in the broad-based Russell 3000 sphere of United States-based listed equities. All 2,500 of the companies included in the Index cover the small- and mid-cap market capitalizations.

Basis Point (bps) refers to a unit of measurement for interest rates and other percentages. One basis point is equal to 1/100th of 1%, or 0.01%.

Duration is a measure that helps approximate the degree of price sensitivity of a bond to changes in interest rates and is adjusted to account for the change in cash flows of the bond’s embedded option.

It is not possible to invest directly in an index.

For a complete list of Fund holdings please see the Schedules of Investments on page 14 of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

AAM S&P 500 High Dividend Value ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2021	1 Year	3 Years	Since Inception (11/28/2017)
AAM S&P 500 High Dividend Value ETF — NAV	46.23%	9.14%	8.51%
AAM S&P 500 High Dividend Value ETF — Market	46.55%	9.01%	8.46%
S&P 500® Dividend and Free Cash Flow Yield Index	46.89%	9.50%	8.87%
S&P 500® Index	42.91%	21.48%	17.50%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 28, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.aamlive.com. The gross expense ratio as of the prospectus dated 2/28/21 was 0.29%.

AAM S&P Emerging Markets High Dividend Value ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2021	1 Year	3 Years	Since Inception (11/28/2017)
AAM S&P Emerging Markets High Dividend Value ETF — NAV	32.74%	5.82%	1.75%
AAM S&P Emerging Markets High Dividend Value ETF — Market	33.99%	5.86%	1.91%
S&P Emerging Markets Dividend and Free Cash Flow Yield Index	34.74%	6.61%	2.62%
S&P Emerging Plus LargeMidCap® Index	17.54%	12.66%	5.31%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 28, 2017 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.aamlive.com. The gross expense ratio as of the prospectus dated 2/28/21 was 0.50%.

AAM S&P Developed Markets High Dividend Value ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2021	1 Year	Since Inception (11/27/2018)
AAM S&P Developed Markets High Dividend Value ETF — NAV	35.49%	3.45%
AAM S&P Developed Markets High Dividend Value ETF — Market	35.10%	3.50%
S&P Developed Ex-US Dividend and Free Cash Flow Yield Index	36.14%	3.92%
S&P Developed BMI Ex-U.S. & Korea LargeMidCap Index	35.47%	12.82%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 27, 2018 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.aamlive.com. The gross expense ratio as of the prospectus dated 2/28/21 was 0.39%.

AAM Low Duration Preferred and Income Securities ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns October 31, 2021	1 Year	Since Inception (11/19/2019)
AAM Low Duration Preferred and Income Securities ETF — NAV	10.08%	5.58%
AAM Low Duration Preferred and Income Securities ETF — Market	10.07%	5.53%
ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index	10.44%	6.05%
ICE Exchange-Listed Preferred & Hybrid Securities Index	13.87%	8.72%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 19, 2019 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.aamlive.com. The gross expense ratio as of the prospectus dated 2/28/21 was 0.45%.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Cumulative Returns October 31, 2021	Since Inception (8/25/2021)
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF — NAV	-0.27%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF — Market	-0.23%
Russell 2500 Total Return Index	2.61%

This chart illustrates the performance of a hypothetical $10,000 investment made on August 25, 2021 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be based solely on returns. For the most recent month end performance please visit the fund’s website at www.aamlive.com. The gross expense ratio as of the prospectus dated 8/20/21 was 0.60%.

AAM ETFs

Portfolio Allocations
As of October 31, 2021 (Unaudited)

AAM S&P 500 High Dividend Value ETF

Sector	Percentage of Net Assets
Energy	10.6%
Financials	10.0
Real Estate	9.5
Materials	9.0
Utilities	9.0
Consumer Staples	8.8
Information Technology	8.8
Communication Services	8.5
Consumer Discretionary	8.5
Industrials	8.5
Health Care	8.2
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

AAM S&P Emerging Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Consumer Discretionary	10.3%
Energy	10.1
Communication Services	9.9
Industrials	9.9
Consumer Staples	9.7
Information Technology	9.5
Utilities	9.3
Financials	9.0
Materials	8.6
Health Care	6.7
Real Estate	6.6
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.4)
Total	100.0%

AAM ETFs

Portfolio Allocations
As of October 31, 2021 (Unaudited) (Continued)

AAM S&P Developed Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Energy	9.9%
Financials	9.8
Information Technology	9.5
Real Estate	9.3
Consumer Staples	9.2
Industrials	9.2
Communication Services	9.0
Utilities	8.8
Consumer Discretionary	8.6
Health Care	8.2
Materials	7.8
Short-Term Investments	0.7
Other Assets in Excess of Liabilities +	0.0
Total	100.0%

AAM Low Duration Preferred and Income Securities ETF

Sector	Percentage of Net Assets
Financials ♦	59.1%
Real Estate	14.8
Utilities	10.0
Energy	7.0
Short-Term Investments	5.5
Communication Services	3.8
Industrials	2.7
Mining, Quarrying, and Oil and Gas Extraction	0.9
Consumer Discretionary	0.8
Information Technology	0.3
Liabilities in Excess of Other Assets	(4.9)
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

+	Represents less than 0.05% of net assets.

AAM ETFs

Portfolio Allocations
As of October 31, 2021 (Unaudited) (Continued)

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Sector	Percentage of Net Assets
Information Technology	20.8%
Consumer Discretionary	15.7
Financials	15.6
Materials	12.4
Industrials	9.7
Health Care	8.1
Real Estate	8.1
Utilities	4.3
Consumer Staples	3.4
Communication Services	1.6
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
October 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.4%
	Communication Services — 8.5%
29,129	AT&T, Inc.	$735,799
23,235	Interpublic Group of Companies, Inc.	849,704
64,921	Lumen Technologies, Inc.	769,963
11,342	Omnicom Group, Inc.	772,163
20,004	ViacomCBS, Inc. - Class B	724,545
		3,852,174
	Consumer Discretionary — 8.5%
6,352	Genuine Parts Company	832,811
45,452	Hanesbrands, Inc.	774,502
16,920	Leggett & Platt, Inc.	792,702
30,003	Newell Brands, Inc.	686,769
3,735	Whirlpool Corporation	787,450
		3,874,234
	Consumer Staples — 8.8%
17,266	Altria Group, Inc.	761,603
6,283	J.M. Smucker Company	771,929
20,907	Kraft Heinz Company	750,352
11,496	Tyson Foods, Inc. - Class A	919,335
17,623	Walgreens Boots Alliance, Inc.	828,634
		4,031,853
	Energy — 10.6%
40,572	Baker Hughes Company	1,017,546
51,961	Coterra Energy, Inc.	1,107,808
47,216	Kinder Morgan, Inc.	790,868
15,349	Marathon Petroleum Corporation	1,011,960
32,602	Williams Companies, Inc.	915,790
		4,843,972
	Financials — 10.0%
12,290	Citigroup, Inc.	849,976
14,227	MetLife, Inc.	893,455
53,733	People’s United Financial, Inc.	920,984
13,185	Principal Financial Group, Inc.	884,582

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	Financials — 10.0% (Continued)
42,929	Regions Financial Corporation	$1,016,559
		4,565,556
	Health Care — 8.2%
6,939	AbbVie, Inc.	795,695
11,999	Bristol-Myers Squibb Company	700,742
13,851	Cardinal Health, Inc.	662,216
11,881	Gilead Sciences, Inc.	770,839
58,905	Viatris, Inc.	786,382
		3,715,874
	Industrials — 8.5%
4,090	3M Company	730,801
4,275	General Dynamics Corporation	866,756
4,025	Huntington Ingalls Industries, Inc.	815,988
2,152	Lockheed Martin Corporation	715,153
3,652	Snap-on, Inc.	742,196
		3,870,894
	Information Technology — 8.8%
1,697	Broadcom, Inc.	902,244
58,151	Hewlett Packard Enterprise Company	851,912
29,087	HP, Inc.	882,209
5,802	International Business Machines Corporation	725,830
35,313	Western Union Company	643,403
		4,005,598
	Materials — 9.0%
72,562	Amcor plc	875,823
17,332	CF Industries Holdings, Inc.	984,458
13,642	Dow, Inc.	763,543
14,120	International Paper Company	701,340
13,643	Newmont Corporation	736,722
1,283	Sylvamo Corporation (a)	36,119
		4,098,005
	Real Estate — 9.5%
7,137	Boston Properties, Inc.	811,049

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	Real Estate — 9.5% (Continued)
39,411	Kimco Realty Corporation	$890,689
12,606	Regency Centers Corporation	887,588
6,604	Simon Property Group, Inc.	968,014
18,628	Vornado Realty Trust	794,112
		4,351,452
	Utilities — 9.0%
34,307	AES Corporation	862,135
7,047	DTE Energy Company	798,777
7,849	Duke Energy Corporation	800,677
20,000	NRG Energy, Inc.	797,800
13,395	Public Service Enterprise Group, Inc.	854,601
		4,113,990
	TOTAL COMMON STOCKS (Cost $41,916,474)	45,323,602

	SHORT-TERM INVESTMENTS — 0.7%
306,525	Invesco Government & Agency Portfolio - Institutional Class — 0.03% (b)	306,525
	TOTAL SHORT-TERM INVESTMENTS (Cost $306,525)	306,525
	TOTAL INVESTMENTS (Cost $42,222,999) — 100.1%	45,630,127
	Liabilities in Excess of Other Assets — (0.1)%	(29,768)
	NET ASSETS — 100.0%	$45,600,359

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of October 31, 2021.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc.(“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc.and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
October 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 96.3%
	Brazil — 8.8%
28,512	CPFL Energia SA	$132,924
24,877	JBS SA	172,864
27,892	Petroleo Brasileiro SA	137,357
18,631	Telefonica Brasil SA	150,416
6,677	Vale SA	85,047
		678,608
	China — 17.7%
413,000	Bank of China, Ltd. - H Shares	146,001
779,000	BBMG Corporation - H Shares	131,184
817,000	China Cinda Asset Management Company, Ltd. - H Shares	136,533
310,000	China CITIC Bank Corporation, Ltd. - H Shares	136,289
410,000	China Everbright Bank Company, Ltd. - H Shares	144,414
154,000	China Evergrande Group	45,929
120,000	China National Building Material Company, Ltd. - H Shares	150,867
373,000	Chongqing Rural Commercial Bank Company, Ltd. - H Shares	134,258
214,000	CIFI Holdings Group Company, Ltd.	118,842
140,000	CITIC, Ltd.	140,377
137,600	Guangzhou R&F Properties Company, Ltd. - H Shares	86,320
		1,371,014
	Hong Kong — 3.4%
456,000	China Jinmao Holdings Group, Ltd.	133,651
143,400	Yuexiu Property Company, Ltd.	126,458
		260,109
	India — 6.7%
9,866	Hindustan Aeronautics, Ltd.	172,151
102,759	Indian Oil Corporation, Ltd.	175,585
417,942	NHPC, Ltd.	171,349
		519,085
	Indonesia — 4.4%
1,626,000	Adaro Energy Tbk PT	192,813
321,900	Indofood Sukses Makmur Tbk PT	144,279
		337,092

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.3% (Continued)
	Malaysia — 6.0%
78,800	Hartalega Holdings Bhd	$111,511
173,900	Kossan Rubber Industries Bhd	99,108
283,800	Sime Darby Bhd	155,573
146,700	Top Glove Corporation Bhd	96,359
		462,551
	Poland — 2.2%
7,083	Asseco Poland SA	174,559

	Republic of Korea — 5.4%
3,852	GS Holdings Corporation	139,273
2,032	KT&G Corporation	141,025
1,497	Lotte Shopping Company, Ltd.	134,513
		414,811
	Russian Federation — 6.2%
2,412,200	Inter RAO UES PJSC	163,320
17,379	Mobile TeleSystems PJSC - ADR	159,713
4,626	X5 Retail Group NV - GDR	157,469
		480,502
	Singapore — 1.2%
150,300	Riverstone Holdings, Ltd.	95,853

	South Africa — 1.8%
12,381	Exxaro Resources, Ltd.	136,232

	Taiwan, Province of China — 10.7%
149,000	Acer, Inc.	139,310
51,000	Chicony Electronics Company, Ltd.	145,617
104,000	CTCI Corporation	136,318
122,000	Formosa Taffeta Company, Ltd.	131,615
34,000	General Interface Solution Holding, Ltd.	118,719
70,000	Lite-On Technology Corporation	154,305
		825,884

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.3% (Continued)
	Thailand — 5.6%
28,900	Siam City Cement pcl - NVDR	$147,625
124,400	Sri Trang Gloves Thailand pcl - NVDR	114,343
148,000	Total Access Communication pcl - NVDR	170,602
		432,570
	Turkey — 14.3%
57,487	Anadolu Efes Biracilik Ve Malt Sanayii AS	132,729
38,302	Arcelik AS	134,164
7,376	Ford Otomotiv Sanayi AS	142,378
63,519	KOC Holding AS	155,773
41,333	Tofas Turk Otomobil Fabrikasi AS	252,766
198,610	Turk Telekomunikasyon AS	155,539
82,179	Turkcell Iletisim Hizmetleri AS	130,681
		1,104,030
	United Kingdom — 1.9%
17,210	Evraz plc	146,639
	TOTAL COMMON STOCKS (Cost $7,699,358)	7,439,539

	PREFERRED STOCKS — 3.3%
	Brazil — 3.3%
18,092	Centrais Eletricas Brasileiras SA	108,610
62,892	Cia Energetica de Minas Gerais	142,810
		251,420
	TOTAL PREFERRED STOCKS (Cost $286,168)	251,420

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS- 0.8%
64,593	Invesco Government & Agency Portfolio - Institutional Class — 0.03% (a)	$64,593
	TOTAL SHORT-TERM INVESTMENTS (Cost $64,593)	64,593
	TOTAL INVESTMENTS (Cost $8,050,119) — 100.4%	7,755,552
	Liabilities in Excess of Other Assets — (0.4)%	(30,721)
	NET ASSETS — 100.0%	$7,724,831

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(a) Rate shown is the annualized seven-day yield as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
October 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.3%
	Australia — 14.3%
7,552	AGL Energy, Ltd.	$32,446
3,753	Computershare, Ltd.	52,882
2,389	Fortescue Metals Group, Ltd.	24,996
10,775	Harvey Norman Holdings, Ltd.	40,142
13,320	Origin Energy, Ltd.	50,523
13,776	Stockland	47,079
39,830	Vicinity Centres	51,606
5,363	Worley, Ltd.	43,585
		343,259
	Austria — 2.1%
824	OMV AG	49,967

	Canada — 5.8%
11,294	B2Gold Corporation	46,559
1,419	Pembina Pipeline Corporation	46,902
2,489	RioCan Real Estate Investment Trust	44,758
		138,219
	France — 6.1%
1,733	AXA SA	50,459
1,165	Bouygues SA	47,187
3,233	Credit Agricole SA	48,787
		146,433
	Germany — 4.7%
544	Fresenius Medical Care AG & Company KGaA	36,174
836	Fresenius SE & Company KGaA	37,987
507	HeidelbergCement AG	38,219
		112,380
	Hong Kong — 5.0%
6,500	CK Asset Holdings, Ltd.	40,149
6,000	CK Hutchison Holdings, Ltd.	40,378
3,000	Sun Hung Kai Properties, Ltd.	39,915
		120,442

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Italy — 3.4%
21,411	A2A SpA	$45,046
94,533	Telecom Italia SpA	35,937
		80,983
	Japan — 23.4%
2,200	Brother Industries, Ltd.	42,408
1,900	Canon, Inc.	42,624
3,700	Chubu Electric Power Company, Inc.	38,257
10,800	ENEOS Holdings, Inc.	43,532
6,500	Inpex Corporation	54,269
2,300	Japan Tobacco, Inc.	45,092
900	Lawson, Inc.	43,491
2,600	Seiko Epson Corporation	46,197
3,300	SoftBank Corporation	44,989
3,300	Sumitomo Corporation	46,798
3,400	Sumitomo Rubber Industries, Ltd.	41,775
1,300	Takeda Pharmaceutical Company, Ltd.	36,517
9,500	Yamada Holdings Company, Ltd.	36,242
		562,191
	Luxembourg — 2.1%
5,496	SES SA - FDR	49,406

	Netherlands — 4.0%
1,460	Koninklijke Ahold Delhaize NV	47,528
913	NN Group NV	48,940
		96,468
	Norway — 1.8%
839	Yara International ASA	43,719

	Singapore — 3.9%
2,900	Jardine Cycle & Carriage, Ltd.	48,387
3,200	Venture Corporation, Ltd.	44,636
		93,023

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Spain — 5.3%
2,920	Grifols SA - ADR	$38,281
1,674	Naturgy Energy Group SA	44,033
10,037	Telefonica SA	43,726
		126,040
	Sweden — 5.2%
1,701	Electrolux AB - Class B	38,601
1,472	Intrum AB	41,682
2,690	Securitas AB - Class B	44,476
		124,759
	United Kingdom — 12.2%
8,383	Aviva plc	45,355
1,166	British American Tobacco plc	40,700
2,280	GlaxoSmithKline plc	47,148
2,058	Imperial Brands plc	43,500
4,700	Phoenix Group Holdings plc	42,302
544	Rio Tinto plc	34,007
27,173	Vodafone Group plc	40,242
		293,254
	TOTAL COMMON STOCKS (Cost $2,329,438)	2,380,543

	SHORT-TERM INVESTMENTS — 0.7%
17,562	Invesco Government & Agency Portfolio- Institutional Class — 0.03% (a)	17,562
	TOTAL SHORT-TERM INVESTMENTS (Cost $17,562)	17,562
	TOTAL INVESTMENTS (Cost $2,347,000) — 100.0%	2,398,105
	Other Assets in Excess of Liabilities — 0.0% (b)	1,018
	NET ASSETS — 100.0%	$2,399,123

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
(a)	Rate shown is the annualized seven-day yield as of October 31, 2021.
(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2021

Shares	Security Description	Value
	PREFERRED STOCKS — 99.4%
	Communication Services — 3.8%
	Qwest Corporation
55,950	6.750%, 06/15/2057	$1,472,044
82,879	6.500%, 09/01/2056	2,127,504
		3,599,548
	Consumer Discretionary — 0.8%
	TravelCenters of America, Inc.
9,325	8.250%, 01/15/2028	243,476
10,175	8.000%, 12/15/2029	272,283
8,475	8.000%, 10/15/2030	223,740
		739,499
	Energy — 7.0%
	Altera Infrastructure LP
12,730	Series A, 7.250%, Perpetual	76,889
10,604	Series B, 8.500%, Perpetual	64,048
10,180	Series E, 8.875%, Perpetual (a)	61,080
	DCP Midstream LP
13,685	Series B, 7.875%, Perpetual (a)	345,273
9,343	Series C, 7.950%, Perpetual (a)	235,350
	Energy Transfer LP
38,168	Series C, 7.375%, Perpetual (a)	963,360
37,728	Series D, 7.625%, Perpetual (a)	944,709
67,838	Series E, 7.600%, Perpetual (a)	1,731,226
	NGL Energy Partners LP
26,676	Series B, 9.000%, Perpetual (a)	371,330
	NuStar Energy LP
19,212	Series A, 8.500%, Perpetual (a)	470,886
32,636	Series B, 7.625%, Perpetual (a)	739,206
14,624	Series C, 9.000%, Perpetual (a)	380,370
	Teekay LNG Partners LP
10,607	9.000%, Perpetual	269,418
		6,653,145
	Financials — 59.1% (b)
	ACRES Commercial Realty Corporation
10,181	8.625%, Perpetual (a)	264,401

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.4% (Continued)
	Financials — 59.1% (b) (Continued)
	AG Mortgage Investment Trust, Inc.
8,836	Series B, 8.000%, Perpetual	$225,318
	AGNC Investment Corporation
27,551	Series C, 7.000%, Perpetual (a)	699,244
19,945	Series D, 6.875%, Perpetual (a)	511,190
34,136	Series E, 6.500%, Perpetual (a)	885,147
48,747	Series F, 6.125%, Perpetual (a)	1,234,762
	Annaly Capital Management, Inc.
61,040	Series F, 6.950%, Perpetual (a)	1,547,364
36,034	Series G, 6.500%, Perpetual (a)	916,705
37,528	Series I, 6.750%, Perpetual (a)	986,611
	Apollo Global Management, Inc.
23,322	Series A, 6.375%, Perpetual	607,538
	Arbor Realty Trust, Inc.
14,850	Series F, 6.250%, Perpetual (a)	374,368
	Arch Capital Group, Ltd.
27,991	Series F, 5.450%, Perpetual	728,606
	Argo Group US, Inc.
12,208	6.500%, 09/15/2042	317,896
	Axis Capital Holdings, Ltd.
46,635	Series E, 5.500%, Perpetual	1,176,135
	B. Riley Financial, Inc.
9,372	6.750%, 05/31/2024	242,641
11,111	6.375%, 02/28/2025	290,997
19,523	6.000%, 01/31/2028	509,550
	Bank of America Corporation
22,971	Series 2, 0.779%, Perpetual (a)	548,548
16,166	Series 4, 0.879%, Perpetual (a)	413,203
32,391	Series 5, 4.000%, Perpetual (a)	824,999
24,370	Series E, 4.000%, Perpetual (a)	615,586
80,625	Series K, 6.450%, 12/15/2066 (a)	2,142,206
	Brightsphere Investment Group, Inc.
10,607	5.125%, 08/01/2031	266,872

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.4% (Continued)
	Financials — 59.1% (b) (Continued)
	Capital One Financial Corporation
50,864	Series G, 5.200%, Perpetual	$1,287,876
42,396	Series H, 6.000%, Perpetual	1,076,011
	Charles Schwab Corporation
63,587	Series D, 5.950%, Perpetual	1,633,550
	Chimera Investment Corporation
27,553	Series B, 8.000%, Perpetual (a)	710,592
22,064	Series C, 7.750%, Perpetual (a)	566,383
16,956	Series D, 8.000%, Perpetual (a)	435,091
	Compass Diversified Holdings
8,492	Series A, 7.250%, Perpetual	218,075
	Dynex Capital, Inc.
9,458	Series C, 6.900%, Perpetual (a)	244,773
	Ellington Financial, Inc.
9,750	6.750%, Perpetual (a)	258,277
	First Republic Bank
16,976	Series H, 5.125%, Perpetual	441,206
	Franklin BSP Realty Trust, Inc.
21,903	Series E, 7.500%, Perpetual	550,422
	Gladstone Investment Corporation
10,859	5.000%, 05/01/2026	283,963
11,404	4.875%, 11/01/2028	299,355
	Global Indemnity Group, LLC.
11,025	7.875%, 04/15/2047	284,445
	Goldman Sachs Group, Inc.
58,740	Series A, 3.750%, Perpetual (a)	1,482,598
15,674	Series C, 4.000%, Perpetual (a)	395,141
105,725	Series D, 4.000%, Perpetual (a)	2,669,556
	Hartford Financial Services Group, Inc.
50,875	7.875%, 04/15/2042 (a)	1,325,802
	Invesco Mortgage Capital, Inc.
13,162	Series B, 7.750%, Perpetual (a)	334,973
24,387	Series C, 7.500%, Perpetual (a)	624,795
	Merchants Bancorp
10,599	Series B, 6.000%, Perpetual (a)	278,542

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.4% (Continued)
	Financials — 59.1% (b) (Continued)
	MetLife, Inc.
50,882	Series A, 4.000%, Perpetual (a)	$1,292,403
	MFA Financial, Inc.
16,955	Series B, 7.500%, Perpetual	430,318
23,330	Series C, 6.500%, Perpetual (a)	562,486
	Morgan Stanley
93,267	Series A, 4.000%, Perpetual	2,354,059
	Navient Corporation
25,454	6.000%, 12/15/2043	650,859
	Newtek Business Services Corporation
8,478	5.500%, 02/01/2026	217,630
	New Residential Investment Corporation
13,166	Series A, 7.500%, Perpetual (a)	337,708
23,959	Series B, 7.125%, Perpetual (a)	601,371
34,134	Series C, 6.375%, Perpetual (a)	801,808
39,430	Series D, 7.000%, Perpetual (a)	995,607
	New York Mortgage Trust, Inc.
12,995	Series D, 8.000%, Perpetual (a)	339,819
15,708	Series E, 7.875%, Perpetual (a)	406,523
10,613	Series F, 6.875%, Perpetual (a)	264,476
	PennyMac Mortgage Investment Trust
16,539	Series B, 8.000%, Perpetual (a)	437,622
	PNC Financial Services Group, Inc.
127,157	Series P, 6.125%, Perpetual (a)	3,270,478
	Popular Capital Trust II
11,025	6.125%, 12/01/2034	286,099
	Prudential plc
21,208	6.750%, Perpetual (c)	541,864
25,451	6.500%, Perpetual (c)	651,037
	Ready Capital Corporation
8,689	6.200%, 07/30/2026	224,611
17,066	5.750%, 02/15/2026	435,524
	SLM Corporation
8,457	Series B, 1.816%, Perpetual (a)	522,220

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.4% (Continued)
	Financials — 59.1% (b) (Continued)
	Sterling Bancorp
11,454	Series A, 6.500%, Perpetual	$300,553
	Truist Financial Corporation
14,625	Series I, 4.000%, Perpetual (a)	378,349
	Two Harbors Investment Corporation
24,389	Series B, 7.625%, Perpetual (a)	628,748
25,013	Series C, 7.250%, Perpetual (a)	630,328
	US Bancorp
67,998	Series B, 3.500%, Perpetual (a)	1,679,550
74,778	Series F, 6.500%, Perpetual (a)	1,897,866
990	Series A, 3.500%, Perpetual (a)	955,350
	Valley National Bancorp
8,475	Series B, 5.500%, Perpetual (a)	219,333
	Webster Financial Corporation
12,725	Series F, 5.250%, Perpetual	332,759
	Wells Fargo & Company
58,511	Series Y, 5.625%, Perpetual	1,517,190
	Western Alliance Bancorp
14,855	6.250%, 07/01/2056	374,495
		56,270,356
	Industrials — 2.7%
	Atlas Corporation
19,136	Series H, 7.875%, Perpetual	485,672
	Babcock & Wilcox Enterprises, Inc.
13,564	8.125%, 02/28/2026	357,004
	Charah Solutions, Inc.
11,460	8.500%, 08/31/2026	281,457
	Fortress Transportation & Infrastructure Investors, LLC.
10,477	Series B, 8.000%, Perpetual (a)	278,164
	Pitney Bowes, Inc.
36,049	6.700%, 03/07/2043	909,877
	Steel Partners Holdings LP
13,432	Series A, 6.000%, 02/07/2026	318,876
		2,631,050

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.4% (Continued)
	Information Technology — 0.3%
	Synchronoss Technologies, Inc.
10,609	8.375%, 06/30/2026	$256,526

	Mining, Quarrying, and Oil and Gas Extraction — 0.9%
	NuStar Logistics LP
34,125	6.863%, 01/15/2043 (a)	860,974

	Real Estate — 14.8%
	American Homes 4 Rent
13,162	Series F, 5.875%, Perpetual	341,027
9,764	Series G, 5.875%, Perpetual	255,817
	Cedar Realty Trust, Inc.
10,613	Series C, 6.500%, Perpetual	273,285
	City Office REIT, Inc.
9,491	Series A, 6.625%, Perpetual	240,407
	Digital Realty Trust, Inc.
16,955	Series J, 5.250%, Perpetual	441,847
	DigitalBridge Group, Inc.
24,392	Series H, 7.125%, Perpetual	621,264
29,251	Series I, 7.150%, Perpetual	760,526
26,726	Series J, 7.125%, Perpetual	702,092
	Diversified Healthcare Trust
21,208	6.250%, 02/01/2046	534,017
	EPR Properties
12,724	Series G, 5.750%, Perpetual	332,096
	Federal Realty Investment Trust
12,731	Series C, 5.000%, Perpetual	332,152
	Gladstone Land Corporation
12,627	Series B, 6.000%, Perpetual	329,565
	Global Net Lease, Inc.
14,425	Series A, 7.250%, Perpetual	381,974
	iStar, Inc.
10,602	Series I, 7.500%, Perpetual	274,592

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.4% (Continued)
	Real Estate — 14.8% (Continued)
	Kimco Realty Corporation
19,081	Series L, 5.125%, Perpetual	$496,679
22,425	Series M, 5.250%, Perpetual	598,523
	Monmouth Real Estate Investment Corporation
46,611	Series C, 6.125%, Perpetual	1,189,047
	National Storage Affiliates Trust
18,525	Series A, 6.000%, Perpetual	490,727
	Pebblebrook Hotel Trust
9,343	Series E, 6.375%, Perpetual	234,977
12,737	Series F, 6.300%, Perpetual	321,227
	PS Business Parks, Inc.
14,803	Series W, 5.200%, Perpetual	371,851
16,960	Series Y, 5.200%, Perpetual	446,557
	Public Storage
29,681	Series E, 4.900%, Perpetual	752,117
23,752	Series F, 5.150%, Perpetual	614,939
	SITE Centers Corporation
14,858	Series A, 6.375%, Perpetual	390,468
	SL Green Realty Corporation
19,500	Series I, 6.500%, Perpetual	508,365
	Spirit Realty Capital, Inc.
14,633	Series A, 6.000%, Perpetual	381,775
	UMH Properties, Inc.
20,972	Series C, 6.750%, Perpetual	551,354
	Urstadt Biddle Properties, Inc.
9,768	Series H, 6.250%, Perpetual	257,387
	Vornado Realty Trust
25,450	Series L, 5.400%, Perpetual	662,718
		14,089,372
	Utilities — 10.0%
	Alabama Power Company
21,208	Series A, 5.000%, Perpetual	552,468

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 99.4% (Continued)
	Utilities — 10.0% (Continued)
	DTE Energy Company
33,927	Series E, 5.250%, 12/01/2077	$887,870
23,748	Series F, 6.000%, 12/15/2076	605,811
	Entergy Arkansas, LLC.
34,765	4.875%, 09/01/2066	877,121
	Entergy Louisiana, LLC.
22,903	4.875%, 09/01/2066	578,301
	Entergy Mississippi, LLC.
22,046	4.900%, 10/01/2066	564,157
	Entergy New Orleans, LLC.
9,331	5.500%, 04/01/2066	240,273
	Interstate Power & Light Company
16,978	Series D, 5.100%, Perpetual	442,107
	NextEra Energy Capital Holdings, Inc.
48,340	Series K, 5.250%, 06/01/2076	1,228,803
	SCE Trust II
18,669	5.100%, Perpetual	469,525
	SCE Trust III
23,336	Series H, 5.750%, Perpetual (a)	601,369
	SCE Trust IV
27,573	Series J, 5.375%, Perpetual (a)	690,979
	SCE Trust V
25,454	Series K, 5.450%, Perpetual (a)	658,750
	Tennessee Valley Authority
19,675	Series A, 2.216%, 05/01/2029 (a)	527,880
23,250	Series D, 2.134%, 06/01/2028 (a)	629,842
		9,555,256
	TOTAL PREFERRED STOCKS (Cost $94,332,976)	94,655,726

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 5.5%
5,225,432	Invesco Government & Agency Portfolio - Class X, - 0.03% (d)	$5,225,432
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,225,432)	5,225,432
	TOTAL INVESTMENTS (Cost $99,558,408) — 104.9%	99,881,158
	Liabilities in Excess of Other Assets — (4.9)%	(4,648,728)
	NET ASSETS — 100.0%	$95,232,430

Percentages are stated as a percent of net assets.
(a)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of October 31, 2021.

(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(c)	Convertible security.
(d)	Rate shown is the annualized seven-day yield as of October 31, 2021.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
October 31, 2021

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Communication Services — 1.6%
711	Nexstar Media Group, Inc. - Class A	$106,600

	Consumer Discretionary — 15.7%
655	Advance Auto Parts, Inc.	147,716
1,407	Hasbro, Inc.	134,734
926	LCI Industries	129,307
3,922	MDC Holdings, Inc.	192,099
1,624	Penske Automotive Group, Inc.	172,225
2,916	PetMed Express, Inc.	82,902
3,764	Rent-A-Center, Inc.	200,471
		1,059,454
	Consumer Staples — 3.4%
497	Lancaster Colony Corporation	84,490
5,318	Reynolds Consumer Products, Inc.	143,480
		227,970
	Financials — 15.6%
1,318	Community Bank System, Inc.	94,461
2,358	Evercore, Inc. - Class A	358,039
4,254	First Financial Bancorp	101,160
3,753	First Interstate BancSystem, Inc. - Class A	156,012
6,358	Home BancShares, Inc.	151,066
2,374	Horace Mann Educators Corporation	93,013
6,371	Huntington Bancshares, Inc.	100,280
		1,054,031
	Health Care — 8.1%
2,130	Encompass Health Corporation	135,383
1,901	Patterson Companies, Inc.	59,425
2,157	Perrigo Company, plc.	97,388
1,738	Quest Diagnostics, Inc.	255,104
		547,300
	Industrials — 9.7%
1,145	Hubbell, Inc.	228,279
1,514	ManTech International Corporation - Class A	130,537
689	Snap-on, Inc.	140,025

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
October 31, 2021 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Industrials — 9.7% (Continued)
527	Watsco, Inc.	$152,609
		651,450
	Information Technology — 20.8%
2,455	Amdocs, Ltd.	191,097
1,253	Broadridge Financial Solutions, Inc.	223,548
4,298	CSG Systems International, Inc.	215,115
2,539	Juniper Networks, Inc.	74,951
7,558	McAfee Corporation - Class A	161,514
2,297	NetApp, Inc.	205,122
2,570	Progress Software Corporation	132,124
2,805	Silicon Motion Technology Corporation - ADR	200,305
		1,403,776
	Materials — 12.4%
715	Avery Dennison Corporation	155,670
2,949	Avient Corporation	158,892
1,063	Celanese Corporation	171,685
1,132	RPM International, Inc.	98,710
1,035	Scotts Miracle-Gro Company	153,656
1,667	Sonoco Products Company	96,603
		835,216
	Real Estate — 8.1%
2,966	Agree Realty Corporation	210,764
468	CoreSite Realty Corporation	66,671
1,468	Equity LifeStyle Properties, Inc.	124,061
279	Innovative Industrial Properties, Inc.	73,402
975	Terreno Realty Corporation	71,302
		546,200
	Utilities — 4.3%
1,821	Alliant Energy Corporation	103,014
973	Atmos Energy Corporation	89,633
3,797	NiSource, Inc.	93,672
		286,319
	TOTAL COMMON STOCKS (Cost $6,754,023)	6,718,316

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Schedule of Investments
October 31, 2021 (Continued)

Par		Effective Yield	Maturity	Value
	SHORT-TERM INVESTMENTS — 0.4%
	U.S. Treasury Bills — 0.4%
3,000	United States Cash Management Bill (a)	0.02%	1/18/2022	$3,000
1,000	United States Treasury Bill (a)	0.02%	12/9/2021	1,000
2,000	United States Treasury Bill (a)	0.02%	12/16/2021	2,000
2,000	United States Treasury Bill (a)	0.01%	12/23/2021	2,000
4,000	United States Treasury Bill (a)	0.02%	1/13/2022	4,000
6,000	United States Treasury Bill (a)	0.02%	1/20/2022	5,999
12,000	United States Treasury Bill (a)	0.02%	1/27/2022	11,998
	TOTAL SHORT-TERM INVESTMENTS (Cost $29,999)			29,997
	TOTAL INVESTMENTS (Cost $6,784,022) — 100.1%			6,748,313
	Liabilities in Excess of Other Assets — (0.1)%			(8,616)
	NET ASSETS — 100.0%			$6,739,697

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Zero coupon bond.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc.(“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc.and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Assets and Liabilities
October 31, 2021

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF
ASSETS
Investments in securities, at value*	$45,630,127	$7,755,552	$2,398,105
Foreign currency, at value*	—	1,077	417
Receivable for securities sold	—	—	—
Receivable for capital shares sold	—	551,785	—
Dividends and interest receivable	71,480	25,799	10,137
Cash	—	—	—
Total assets	45,701,607	8,334,213	2,408,659

LIABILITIES
Payable for investments purchased	—	552,345	—
Distribution payable	90,000	40,000	8,734
Deferred foreign capital gains tax	—	13,968	—
Management fees payable	11,248	3,069	802
Total liabilities	101,248	609,382	9,536
NET ASSETS	$45,600,359	$7,724,831	$2,399,123

Net Assets Consist of:
Paid-in capital	$46,531,233	$8,717,074	$2,645,471
Total distributable earnings (accumulated deficit)	(930,874)	(992,243)	(246,348)
Net assets	$45,600,359	$7,724,831	$2,399,123

Net Asset Value:
Net assets	$45,600,359	$7,724,831	$2,399,123
Shares outstanding ^	1,525,000	350,000	100,000
Net asset value, offering and redemption price per share	$29.90	$22.07	$23.99
* Identified Cost:
Investments in Securities	$42,222,999	$8,050,119	$2,347,000
Foreign Currency	—	1,076	414

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Assets and Liabilities
October 31, 2021 (Continued)

	AAM Low Duration Preferred and Income Securities ETF	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF
ASSETS
Investments in securities, at value*	$99,881,158	$6,748,313
Foreign currency, at value*	—	—
Receivable for securities sold	11,177,258	7,633
Receivable for capital shares sold	1,258,185	—
Dividends and interest receivable	300,018	4,397
Cash	—	489
Total assets	112,616,619	6,760,832

LIABILITIES
Payable for investments purchased	17,060,322	11,235
Distribution payable	290,000	7,000
Deferred foreign capital gains tax	—	—
Management fees payable	33,867	2,900
Total liabilities	17,384,189	21,135
NET ASSETS	$95,232,430	$6,739,697

Net Assets Consist of:
Paid-in capital	$95,542,290	$6,809,220
Total distributable earnings (accumulated deficit)	(309,860)	(69,523)
Net assets	$95,232,430	$6,739,697

Net Asset Value:
Net assets	$95,232,430	$6,739,697
Shares outstanding ^	3,775,000	270,000
Net asset value, offering and redemption price per share	$25.23	$24.96
* Identified Cost:
Investments in Securities	$99,558,408	$6,784,022
Foreign Currency	—	—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Operations
For the Period Ended October 31, 2021

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF		AAM S&P Developed Markets High Dividend Value ETF
INCOME
Dividends^	$1,238,825	$410,189		$108,060
Interest	19	6		1
Total investment income	1,238,844	410,195		108,061

EXPENSES
Management fees	103,293	31,494		9,307
Total expenses	103,293	31,494		9,307
Net investment income (loss)	1,135,551	378,701		98,754

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	3,520,139	785,051	(1)	156,922
Foreign currency	—	698		1,756
Change in unrealized appreciation (depreciation) on:
Investments	5,461,526	75,281	(2)	385,730
Foreign currency	—	21		(178)
Net realized and unrealized gain (loss) on investments	8,981,665	861,051		544,230
Net increase (decrease) in net assets resulting from operations	$10,117,216	$1,239,752		$642,984
^ Net of foreign withholding taxes	$—	$48,976		$13,135

(1)	Net of foreign capital gains tax of $25,023.
(2)	Net of change in deferred foreign capital gains tax of $13,969.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Operations
For the Period Ended October 31, 2021 (Continued)

	AAM Low Duration Preferred and Income Securities ETF	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF*
INCOME
Dividends^	$1,516,566	$22,533
Interest	354	1
Total investment income	1,516,920	22,534

EXPENSES
Management fees	147,387	5,887
Total expenses	147,387	5,887
Net investment income (loss)	1,369,533	16,647

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	26,512	(4,989)
Foreign currency	—	—
Change in unrealized appreciation (depreciation) on:
Investments	333,023	(35,709)
Foreign currency	—	—
Net realized and unrealized gain (loss) on investments	359,535	(40,698)
Net increase (decrease) in net assets resulting from operations	$1,729,068	$(24,051)
^ Net of foreign withholding taxes	$84	$—

*	Fund commenced operations on August 25, 2021. The information presented is for the period from August 25, 2021 to October 31, 2021.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2021	Year Ended October 31, 2020
OPERATIONS
Net investment income (loss)	$1,135,551	$1,155,151
Net realized gain (loss) on investments	3,520,139	(6,039,906)
Change in unrealized appreciation (depreciation) on investments	5,461,526	(2,571,259)
Net increase (decrease) in net assets resulting from operations	10,117,216	(7,456,014)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,144,279)	(1,317,853)
Total distributions to shareholders	(1,144,279)	(1,317,853)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	30,128,277	14,727,138
Payments for shares redeemed	(17,288,578)	(19,315,982)
Net increase (decrease) in net assets derived from capital share transactions (a)	12,839,699	(4,588,844)
Net increase (decrease) in net assets	21,812,636	(13,362,711)

NET ASSETS
Beginning of year	$23,787,723	$37,150,434
End of year	$45,600,359	$23,787,723

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,000,000	600,000
Shares redeemed	(600,000)	(875,000)
Net increase (decrease)	400,000	(275,000)

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2021	Year Ended October 31, 2020
OPERATIONS
Net investment income (loss)	$378,701	$206,759
Net realized gain (loss) on investments and foreign currency	785,749	(461,263)
Change in unrealized appreciation (depreciation) on investments and foreign currency	75,302	(95,524)
Net increase (decrease) in net assets resulting from operations	1,239,752	(350,028)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(340,332)	(253,796)
Total distributions to shareholders	(340,332)	(253,796)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,079,493	3,081,008
Transaction fees (Note 6)	8,651	—
Payments for shares redeemed	(4,948,485)	—
Net increase (decrease) in net assets derived from capital share transactions (a)	1,139,659	3,081,008
Net increase (decrease) in net assets	2,039,079	2,477,184

NET ASSETS
Beginning of year	$5,685,752	$3,208,568
End of year	$7,724,831	$5,685,752

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	275,000	175,000
Shares redeemed	(250,000)	—
Net increase (decrease)	25,000	175,000

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2021	Year Ended October 31, 2020
OPERATIONS
Net investment income (loss)	$98,754	$57,957
Net realized gain (loss) on investments and foreign currency	158,678	(259,967)
Change in unrealized appreciation (depreciation) on investments and foreign currency	385,552	(321,738)
Net increase (decrease) in net assets resulting from operations	642,984	(523,748)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(102,252)	(97,167)
Total distributions to shareholders	(102,252)	(97,167)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	570,108	1,762,595
Payments for shares redeemed	(560,217)	(1,828,438)
Net increase (decrease) in net assets derived from capital share transactions (a)	9,891	(65,843)
Net increase (decrease) in net assets	550,623	(686,758)

NET ASSETS
Beginning of year	$1,848,500	$2,535,258
End of year	$2,399,123	$1,848,500

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	25,000	75,000
Shares redeemed	(25,000)	(75,000)
Net increase (decrease)	—	—

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Statements of Changes in Net Assets

	Year Ended October 31, 2021	Period Ended October 31, 2020*
OPERATIONS
Net investment income (loss)	$1,369,533	$126,877
Net realized gain (loss) on investments	26,512	(92,249)
Change in unrealized appreciation (depreciation) on investments	333,023	(10,273)
Net increase (decrease) in net assets resulting from operations	1,729,068	24,355

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,403,869)	(117,674)
Total distributions to shareholders	(1,403,869)	(117,674)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	114,586,072	5,562,873
Transaction fees (Note 6)	928	807
Payments for shares redeemed	(23,290,595)	(1,859,535)
Net increase (decrease) in net assets derived from capital share transactions (a)	91,296,405	3,704,145
Net increase (decrease) in net assets	91,621,604	3,610,826

NET ASSETS
Beginning of year/period	$3,610,826	$—
End of year/period	$95,232,430	$3,610,826

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	4,550,000	225,000
Shares redeemed	(925,000)	(75,000)
Net increase (decrease)	3,625,000	150,000

*	Fund commenced operations on November 19, 2019. The information presented is for the period from November 19, 2019 to October 31, 2020.

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Statements of Changes in Net Assets

Period Ended October 31, 2021*
OPERATIONS
Net investment income (loss)	$16,647
Net realized gain (loss) on investments	(4,989)
Change in unrealized appreciation (depreciation) on investments	(35,709)
Net increase (decrease) in net assets resulting from operations	(24,051)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(16,600)
Total distributions to shareholders	(16,600)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,521,220
Payments for shares redeemed	(740,872)
Net increase (decrease) in net assets derived from capital share transactions (a)	6,780,348
Net increase (decrease) in net assets	6,739,697

NET ASSETS
Beginning of period	$—
End of period	$6,739,697

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	300,000
Shares redeemed	(30,000)
Net increase (decrease)	270,000

*	Fund commenced operations on August 25, 2021. The information presented is for the period from August 25, 2021 to October 31, 2021.

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31,			Period Ended October 31,
	2021	2020	2019	2018(1)
Net asset value, beginning of year/period	$21.14	$26.54	$25.83	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.91	0.95	0.97	0.75
Net realized and unrealized gain (loss) on investments (3)	8.79	(5.28)	0.64	0.76
Total from investment operations	9.70	(4.33)	1.61	1.51

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.94)	(1.07)	(0.90)	(0.68)
Total distributions to shareholders	(0.94)	(1.07)	(0.90)	(0.68)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	—	—	—	0.00	(4)
Net asset value, end of year/period	$29.90	$21.14	$26.54	$25.83

Total return	46.23%	-16.47%	6.44%	5.98	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$45,600	$23,788	$37,150	$19,370

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29%	0.29%	0.29%	0.29	%(6)
Net investment income (loss) to average net assets	3.19%	4.06%	3.78%	3.05	%(6)
Portfolio turnover rate (7)	69%	84%	42%	38	%(5)

(1)	Commencement of operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31,			Period Ended October 31,
	2021	2020	2019	2018(1)
Net asset value, beginning of year/period	$17.49	$21.39	$21.75	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	1.32	0.93	1.01	1.13
Net realized and unrealized gain (loss) on investments (3)	4.36	(3.57)	(0.51)	(3.55)
Total from investment operations	5.68	(2.64)	0.50	(2.42)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.13)	(1.26)	(0.87)	(0.93)
Total distributions to shareholders	(1.13)	(1.26)	(0.87)	(0.93)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	0.03	—	0.01	0.10
Net asset value, end of year/period	$22.07	$17.49	$21.39	$21.75

Total return	32.74%	-12.83%	2.40%	-9.65	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$7,725	$5,686	$3,209	$2,175

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.49%	0.49%	0.49%	0.49	%(5)
Net investment income (loss) to average net assets	5.89%	4.99%	4.61%	4.95	%(5)
Portfolio turnover rate (6)	139%	121%	124%	104	%(4)

(1)	Commencement of operations on November 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31,		Period Ended October 31,
	2021	2020	2019(1)
Net asset value, beginning of year/period	$18.49	$25.35	$24.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.99	0.64	1.07
Net realized and unrealized gain (loss) on investments (3)	5.53	(6.18)	0.29
Total from investment operations	6.52	(5.54)	1.36

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.02)	(1.32)	(0.84)
Total distributions to shareholders	(1.02)	(1.32)	(0.84)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	—	—	—
Net asset value, end of year/period	$23.99	$18.49	$25.35

Total return	35.49%	-22.83%	5.64	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$2,399	$1,849	$2,535

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39%	0.39%	0.39	%(5)
Net investment income (loss) to average net assets	4.14%	3.03%	4.65	%(5)
Portfolio turnover rate (6)	96%	106%	87	%(4)

(1)	Commencement of operations on November 27, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended October 31, 2021	Period Ended October 31, 2020(1)
Net asset value, beginning of year/period	$24.07	$24.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	1.05	1.17
Net realized and unrealized gain (loss) on investments (3)	1.35	(0.98)
Total from investment operations	2.40	0.19

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.24)	(1.10)
Total distributions to shareholders	(1.24)	(1.10)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 6)	0.00 (4)	0.01
Net asset value, end of year/period	$25.23	$24.07

Total return	10.08%	0.98	%(5)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$95,232	$3,611

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45%	0.45	%(6)
Net investment income (loss) to average net assets	4.33%	5.15	%(6)
Portfolio turnover rate (7)	199%	202	%(5)

(1)	Commencement of operations on November 19, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended October 31, 2021(1)
Net asset value, beginning of period	$25.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.08
Net realized and unrealized gain (loss) on investments (3)	(0.15)
Total from investment operations	(0.07)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.07)
Total distributions to shareholders	(0.07)

Net asset value, end of period	$24.96

Total return	-0.27	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$6,740

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.60	%(5)
Net investment income (loss) to average net assets	1.70	%(5)
Portfolio turnover rate (6)	5	%(4)

(1)	Commencement of operations on August 25, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Notes to Financial Statements
October 31, 2021

NOTE 1 – ORGANIZATION

AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF and AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AAM S&P 500 High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Emerging Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Emerging Markets Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Developed Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Developed Ex-US Dividend and Free Cash Flow Yield Index. The investment objective of the AAM Low Duration Preferred and Income Securities ETF is to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred and Hybrid Securities Index. The investment objective of the AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF is to seek current and growing dividend income, downside protection, and long-term capital appreciation. The Funds commenced operations on the following dates:

AAM S&P 500 High Dividend Value ETF	November 28, 2017
AAM S&P Emerging Markets High Dividend Value ETF	November 28, 2017
AAM S&P Developed Markets High Dividend Value ETF	November 27, 2018
AAM Low Duration Preferred and Income Securities ETF	November 19, 2019
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	August 25, 2021

The end of the reporting period for the Funds is October 31, 2021. The period covered by these Notes to Financial Statements is the fiscal period from November 1, 2020 to October 31, 2021 (the “current fiscal period”). The period covered by these Notes to Financial Statements for the AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF is the period from August 25, 2021 to October 31, 2021 (the “current fiscal period”).

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

AAM S&P 500 High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$45,323,602	$—	$—	$45,323,602
Short-Term Investments	306,525	—	—	306,525
Total Investments in Securities	$45,630,127	$—	$—	$45,630,127

^	See Schedule of Investments for breakout of investments by sector classification.

AAM S&P Emerging Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,439,539	$—	$—	$7,439,539
Preferred Stocks	251,420	—	—	251,420
Short-Term Investments	64,593	—	—	64,593
Total Investments in Securities	$7,755,552	$—	$—	$7,755,552

^	See Schedule of Investments for breakout of investments by country.

AAM S&P Developed Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,380,543	$—	$—	$2,380,543
Short-Term Investments	17,562	—	—	17,562
Total Investments in Securities	$2,398,105	$—	$—	$2,398,105

^	See Schedule of Investments for breakout of investments by country.

AAM Low Duration Preferred and Income Securities ETF

Assets^	Level 1	Level 2	Level 3	Total
Preferred Stocks	$94,655,726	$—	$—	$94,655,726
Short-Term Investments	5,225,432	—	—	5,225,432
Total Investments in Securities	$99,881,158	$—	$—	$99,881,158

^	See Schedule of Investments for breakout of investments by sector classification.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,718,316	$—	$—	$6,718,316
Short-Term Investments	—	29,997	—	29,997
Total Investments in Securities	$6,718,316	$29,997	$—	$6,748,313

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of October 31, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and foreign capital gain taxes, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

E.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

F.

Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by the Funds on a monthly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

G.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

I.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

The permanent differences primarily relate to redemptions in-kind. For the current fiscal period, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
AAM S&P 500 High Dividend Value ETF	$(2,935,584)	$2,935,584
AAM S&P Emerging Markets High Dividend Value ETF	$(652,299)	$652,299
AAM S&P Developed Markets High Dividend Value ETF	$(104,550)	$104,550
AAM Low Duration Preferred and Income Securities ETF	$(516,985)	$516,985
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	$(28,872)	$28,872

During the current fiscal period the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid in capital.

AAM S&P 500 High Dividend Value ETF	$2,943,154
AAM S&P Emerging Markets High Dividend Value ETF	$652,299
AAM S&P Developed Markets High Dividend Value ETF	$104,550
AAM Low Duration Preferred and Income Securities ETF	$566,157
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	$28,872

K.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Advisors Asset Management, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Vident Investment Advisory, LLC serves as the sub-adviser for AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF and AAM Low Duration Preferred and Income Securities ETF. Bahl & Gaynor, Inc. serves as the sub-adviser for AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF (each, respectively, the “Sub-Adviser”). Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. The Funds pay the Adviser the following annual rate based on each Fund’s average daily net assets:

AAM S&P 500 High Dividend Value ETF	0.29%
AAM S&P Emerging Markets High Dividend Value ETF	0.49%
AAM S&P Developed Markets High Dividend Value ETF	0.39%
AAM Low Duration Preferred and Income Securities ETF	0.45%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	0.60%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountants. Fund Services also serves as the transfer agent and fund accountants to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
AAM S&P 500 High Dividend Value ETF	$24,330,062	$24,429,889
AAM S&P Emerging Markets High Dividend Value ETF	10,373,742	8,918,696
AAM S&P Developed Markets High Dividend Value ETF	2,223,112	2,233,429
AAM Low Duration Preferred and Income Securities ETF	79,923,185	69,504,272
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	286,609	542,020

During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Funds. The Funds held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	In-kind Purchases	In-kind Sales
AAM S&P 500 High Dividend Value ETF	$30,063,752	$17,189,027
AAM S&P Emerging Markets High Dividend Value ETF	3,172,891	3,509,194
AAM S&P Developed Markets High Dividend Value ETF	570,415	555,000
AAM Low Duration Preferred and Income Securities ETF	103,864,356	23,080,523
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	7,489,737	474,732

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at October 31, 2021 were as follows:

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF
Tax cost of investments	$42,952,500	$8,078,188	$2,363,598
Gross tax unrealized appreciation	$4,778,621	$385,220	$185,266
Gross tax unrealized depreciation	(2,100,994)	(707,408)	(150,378)
Net tax unrealized appreciation (depreciation)	2,677,627	(322,188)	34,888
Undistributed ordinary income	3,509	62,192	4,570
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(3,612,010)	(732,247)	(285,806)
Distributable earnings (accumulated deficit)	$(930,874)	$(992,243)	$(246,348)

	AAM Low Duration Preferred and Income Securities ETF	AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF
Tax cost of investments	$99,809,654	$6,816,584
Gross tax unrealized appreciation	$849,676	$168,283
Gross tax unrealized depreciation	(778,172)	(236,554)
Net tax unrealized appreciation (depreciation)	71,504	(68,271)
Undistributed ordinary income	—	47
Undistributed long-term capital gains	—	—
Other accumulated gain (loss)	(381,364)	(1,299)
Distributable earnings (accumulated deficit)	$(309,860)	$(69,523)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales, partnerships and passive foreign investment companies (“PFIC”).

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2021, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of October 31, 2021, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
AAM S&P 500 High Dividend Value ETF	$225,689	$3,386,322
AAM S&P Emerging Markets High Dividend Value ETF	191,668	526,610
AAM S&P Developed Markets High Dividend Value ETF	130,137	155,669
AAM Low Duration Preferred and Income Securities ETF	381,364	—
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	1,299	—

During the current fiscal year, the Funds utilized the following short-term capital loss carryforward that was available as of October 31, 2020:

AAM S&P 500 High Dividend Value ETF	$1,358,178
AAM S&P Emerging Markets High Dividend Value ETF	276,755
AAM S&P Developed Markets High Dividend Value ETF	141,555
AAM Low Duration Preferred and Income Securities ETF	—
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	N/A

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

The tax character of distributions declared by the Funds during current fiscal period were as follows:

	Year Ended October 31, 2021
Fund	Ordinary Income	Long Term Capital Gain
AAM S&P 500 High Dividend Value ETF	$1,144,279	$—
AAM S&P Emerging Markets High Dividend Value ETF	340,332	—
AAM S&P Developed Markets High Dividend Value ETF	102,252	—
AAM Low Duration Preferred and Income Securities ETF	1,403,869	—
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	16,600

	Year/Period Ended October 31, 2020
Fund	Ordinary Income	Long Term Capital Gain
AAM S&P 500 High Dividend Value ETF	$1,317,853	$—
AAM S&P Emerging Markets High Dividend Value ETF	253,796	—
AAM S&P Developed Markets High Dividend Value ETF	97,167	—
AAM Low Duration Preferred and Income Securities ETF	117,674	—

NOTE 6 – SHARE TRANSACTIONS

Shares of each Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF and AAM Low Duration Preferred and Income Securities ETF issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares and AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
October 31, 2021 (Continued)

Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The following is the standard fixed transaction fee for each Fund:

AAM S&P 500 High Dividend Value ETF	$250
AAM S&P Emerging Markets High Dividend Value ETF	1,000
AAM S&P Developed Markets High Dividend Value ETF	500
AAM Low Duration Preferred and Income Securities ETF	500
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	250

The transaction fee is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – RISKS

Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Concentration Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

AAM ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of AAM ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF, and AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF (the “Funds”), each a series of ETF Series Solutions, as of October 31, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AAM S&P 500 High Dividend Value ETF and AAM S&P Emerging Markets High Dividend Value ETF	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021, 2020 and 2019 and for the period from November 28, 2017 (commencement of operations) to October 31, 2018
AAM S&P Developed Markets High Dividend Value ETF	For the year ended October 31, 2021	For the years ended October 31, 2021 and 2020	For the years ended October 31, 2021 and 2020 and for the period from November 27, 2018 (commencement of operations) to October 31, 2019
AAM Low Duration Preferred and Income Securities ETF	For the year ended October 31, 2021	For the year ended October 31, 2021 and for the period from November 19, 2019 (commencement of operations) to October 31, 2020
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	For the period from August 25, 2021 (commencement of operations) to October 31, 2021

AAM ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 30, 2021

AAM ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	57	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	57	Independent Trustee, Managed Portfolio Series (33 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	57	Independent Trustee, PPM Funds (3 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	57	None

AAM ETFs

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Michael D. Barolsky Born: 1981	Vice President	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021

Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018); Attorney, American Century Companies, Inc. (2014–2017)

Elizabeth B. Scalf Born: 1985	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2021	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Vice President and Assistant CCO, Heartland Advisors, Inc. (2016-2017); Vice President and CCO, Heartland Group, Inc. (2016).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021), Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2016–2020).

AAM ETFs

Trustees and Officers
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018, 2014-2017).
Cynthia L. Andrae Born: 1971	Deputy Chief Compliance Officer	Indefinite term; Since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aamlive.com.

AAM ETFs

Expense Example
For the Six-Months Ended October 31, 2021 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

AAM ETFs

Expense Example
For the Six-Months Ended October 31, 2021 (Unaudited) (Continued)

AAM S&P 500 High Dividend Value ETF

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 1,007.30	$1.47
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.74	$1.48

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.29%, multiplied by the average account value during the period, multiplied by 184/365, to reflect one-half year period.

AAM S&P Emerging Markets High Dividend Value ETF

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 985.60	$2.45
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.74	$2.50

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 184/365, to reflect one-half year period.

AAM S&P Developed Markets High Dividend Value ETF

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period(3)
Actual	$1,000.00	$ 1,004.70	$1.97
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,023.24	$1.99

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 184/365, to reflect one-half year period.

AAM ETFs

Expense Example
For the Six-Months Ended October 31, 2021 (Unaudited) (Continued)

AAM Low Duration Preferred and Income Securities ETF

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period(4)
Actual	$1,000.00	$ 1,024.90	$2.30
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.94	$2.29

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 184/365, to reflect one-half year period.

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

	Beginning Account Value August 25,2021(5)	Ending Account Value October 31, 2021	Expenses Paid During the Period
Actual	$1,000.00	$ 997.30	$1.10(6)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,022.18	$3.06(7)

(5)	Fund commencement.
(6)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 67/365, to reflect current fiscal period.

(7)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 184/365, to reflect one-half year period.

AAM ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

AAM Bahl & Gaynor Small/Mid Cap Growth ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at meetings held on July 21-22, 2021 and August 13, 2021 (together, the “Meetings”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Advisors Asset Management, Inc. (the “Adviser”) and the Trust, on behalf of the AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) among the Adviser, the Trust, on behalf of the Fund, and Bahl & Gaynor, Inc. (“Bahl & Gaynor” or the “Sub-Adviser”). The Sub-Advisory Agreement incorporates by reference an Advisory Fee Agreement between the Adviser and Sub-Adviser.

Prior to the Meetings, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits expected to be realized by the Adviser, Sub-Adviser, or their affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser, Sub-Adviser, and their affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as adviser to other series in the Trust, and the Board considered that information alongside the Materials in its evaluation of the Adviser’s fees and other aspects of the Agreements. The Board then discussed the Materials, the Adviser’s and Sub-Adviser’s oral presentations, and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had previously

AAM Bahl & Gaynor Small/Mid Cap Growth ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s key personnel, details about the Fund, and the services to be provided by the Adviser.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the Sub-Adviser, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. Consequently, with respect to the Fund’s performance, future reviews by the Board of the Adviser’s services would include a review of its oversight of the Sub-Adviser’s day-to-day management of the Fund.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s proposed expense ratio, the full amount of which was anticipated to be the “unified fee” described below, and compared the Fund’s expense ratio to its Category Peer Group and Selected Peer Group (each defined below). The Board noted that the expense ratio for the Fund was lower than the median of the universe that is composed of small-cap blend and mid-cap blend ETFs as reported by Morningstar (the “Category Peer Group”). The Board further noted that the Fund’s proposed expense ratio was lower than the average expense ratio for the Fund’s competitors identified by the Adviser, which consisted of ETFs that offered small-mid cap exposure in a transparent, actively-managed, small- or mid-cap ETFs (the “Selected Peer Group).

The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were

AAM Bahl & Gaynor Small/Mid Cap Growth ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders in the initial period of such Fund’s operations, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the reports of the Trust’s CCO and the Adviser with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to a registered mutual fund. The Trustees further noted that they had received and reviewed the Materials with regard to the Sub-Adviser. The Board also considered the Sub-Adviser’s resources and capacity with

AAM Bahl & Gaynor Small/Mid Cap Growth ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

respect to portfolio management, compliance, and operations. The Board further considered information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration in the context of the Board’s deliberations on the Sub-Advisory Agreement. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Sub-Adviser’s services.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreement and Advisory Fee Agreement. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund. The Board also considered that the Sub-Adviser managed certain accounts that may invest in the Fund and the fees that the Sub-Adviser would receive with respect to such investments.

The Board expressed the view that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than Fund shareholders. Consequently, the Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement, including the Advisory Fee Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement and the Advisory Fee Agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement and Advisory Fee Agreement was in the best interests of the Fund and its shareholders.

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 13-14, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Advisors Asset Management, Inc. (the “Adviser”) and the Trust, on behalf of the AAM S&P 500 High Dividend Value ETF, the AAM S&P Emerging Markets High Dividend Value ETF, the AAM S&P Developed Markets High Dividend Value ETF, and the AAM Low Duration Preferred and Income Securities ETF (each, a “Fund,” and collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which any economies of scale realized by the Adviser in connection with their services to the Funds are shared with their respective Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreements. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentations that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

the Adviser providing investment management services to the Funds. The Board noted that it had previously received a copy of the Adviser’s registration form, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to the Fund’s investment restrictions, oversight of each Fund’s respective sub-adviser, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that information regarding each Fund’s performance for various time periods had been included in the Materials. The Board considered each Fund’s past investment performance, including for periods ended June 30, 2021. Because each Fund is designed to track the performance of an index, the Board considered the extent to which each Fund, tracked its respective index before fees and expenses. Additionally, the Board considered the performance of each Fund relative to a peer group of the Fund’s most direct competitors (each, a “Selected Peer Group”), which were identified by the Adviser based on a combination of quantitative and qualitative considerations, including the comparability of a fund’s investment objectives, strategy, and geographic coverage.

AAM S&P 500 High Dividend Value ETF: For the periods ended June 30, 2021, the Board noted that, for the one-year, three-year, and since inception periods, the Fund underperformed its underlying index, before fees and expenses. The Board also considered that, for the one-year period the fund outperformed the S&P 500 Index, which provides an indication of the performance of the overall U.S. stock market, while for the three-year, and since inception periods, the Fund underperformed the S&P 500 Index for the period ended June 30, 2021.

The Board further noted that, for the one-year period, the Fund significantly outperformed the median of the funds in the U.S. Large Value ETF category as reported by Morningstar (the “Category Peer Group”) for the one-year period ended June 30, 2021.

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board also considered the Fund’s performance relative to Fund’s Selected Peer Group. The Board noted that the Fund generally performed within the range of the Selected Peer Group for the one- and three-year periods ended June 30, 2021.

AAM S&P Emerging Markets High Dividend Value ETF: For the periods ended June 30, 2021, the Board noted that, for the one-year period, the Fund was in-line its underlying index, before fees and expenses, and for the three-year and since inception periods, the Fund underperformed its underlying index, before fees and expenses. The Board also considered that, for the one-year, three-year, and since inception periods, the Fund underperformed the S&P Emerging Plus LargeMidCap Index, which provides an indication of the performance of large- and mid-cap companies in emerging markets, including South Korea, for the period ended June 30, 2021.

The Board further noted that, for the one-year period, the Fund underperformed the median of the funds in the Diversified Emerging Markets ETF category as reported by Morningstar (the “Category Peer Group”) for the one-year period ended June 30, 2021.

The Board also considered the Fund’s performance relative to the Fund’s Selected Peer Group. The Board noted that the Fund generally performed within the range of the Selected Peer Group for the one- and three-year periods ended June 30, 2021.

AAM S&P Developed Markets High Dividend Value ETF: The Board noted that, for the one-year and since inception periods ended June 30, 2021, the Fund underperformed its underlying index, before fees and expenses. The Board also considered that, for the one-year and since inception periods, the Fund underperformed the S&P Developed BMI Ex-U.S. & Korea LargeMidCap Index, which provides an indication of the performance of the top 85% of float-adjusted market cap in developed countries, excluding the U.S. and South Korea, for the period ended June 30, 2021.

The Board further noted that, for the one-year period, the Fund underperformed the median of the funds in the Foreign Large Value ETF category as reported by Morningstar (the “Category Peer Group”) for the one-year period ended June 30, 2021.

The Board also considered the Fund’s performance relative to the Fund’s Selected Peer Group. The Board noted that the Fund generally performed within the range of the Selected Peer Group for the one-year period ended June 30, 2021.

AAM Low Duration Preferred and Income Securities ETF: The Board noted that, for the one-year and since inception periods ended June 30, 2021, the Fund underperformed its underlying index, before fees and expenses. The Board also

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

considered that, for the one-year and since inception periods, the Fund underperformed the ICE Exchange-Listed Preferred & Hybrid Securities Index, which measures the performance of exchange-listed U.S. dollar-denominated hybrid securities, preferred stock, and convertible preferred stock, for the period ended June 30, 2021.

The Board further noted that, for the one-year period, the Fund underperformed the median of the funds in the Large Blend ETF and Preferred Stock ETF categories as reported by Morningstar (the “Category Peer Group”) for the one-year period ended June 30, 2021.

The Board also considered the Fund’s performance relative to the Fund’s Selected Peer Group. The Board noted that the Fund generally performed within the range of the Selected Peer Group for the one-year period ended June 30, 2021.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds, the full amount of which was the “unified fee” described below, and compared each Fund’s expense ratio to its respective peer groups as follows:

AAM S&P 500 High Dividend Value ETF: The Board noted that the expense ratio for the Fund was in-line with the median of its Category Peer Group and was within the range of expense ratios of the Selected Peer Group.

AAM S&P Emerging Markets High Dividend Value ETF: The Board noted that the expense ratio for the Fund was in-line with the median of its Category Peer Group and was within the range of expense ratios of the Selected Peer Group.

AAM S&P Developed Markets High Dividend Value ETF: The Board noted that the expense ratio for the Fund was lower than the median of its Category Peer Group and was within the range of expense ratios of the Selected Peer Group.

AAM Low Duration Preferred and Income Securities ETF: The Board noted that the expense ratio for the Fund was higher than the median of its Category Peer Group but was within the range of expense ratios of the Selected Peer Group.

The Board took into consideration that the Adviser would continue to charge a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The

AAM S&P 500 High Dividend Value ETF
AAM S&P Emerging Markets High Dividend Value ETF
AAM S&P Developed Markets High Dividend Value ETF
AAM Low Duration Preferred and Income Securities ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the amount and structure of each Fund’s unitary fee might result in a sharing of those economies with the applicable Fund shareholders. The Board noted its intention to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

AAM ETFs

Federal Tax Information
(Unaudited)

For the fiscal period ended October 31, 2021, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AAM S&P 500 High Dividend Value ETF	94.87%
AAM S&P Emerging Markets High Dividend Value ETF	62.82%
AAM S&P Developed Markets High Dividend Value ETF	97.44%
AAM Low Duration Preferred and Income Securities ETF	59.87%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended October 31, 2021 was as follows:

AAM S&P 500 High Dividend Value ETF	96.43%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	58.37%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AAM S&P 500 High Dividend Value ETF	0.00%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	0.00%
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	0.00%

AAM ETFs

Federal Tax Credit Pass Through
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, The Funds designate the following amounts as foreign taxes paid for the period ended October 31, 2021. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
AAM S&P 500 High Dividend Value ETF	$—	$—	—
AAM S&P Emerging Markets High Dividend Value ETF	$73,999	$0.21143	100.00%
AAM S&P Developed Markets High Dividend Value ETF	$13,135	$0.13135	100.00%
AAM Low Duration Preferred and Income Securities ETF	$—	$—	—
AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF	$—	$—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.aamlive.com.

AAM ETFs

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aamlive.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at www.aamlive.com.

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Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Adviser

Vident Investment Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Sub-Adviser

Bahl & Gaynor, Inc.

255 East Fifth Street, Suite 2700

Cincinnati, OH 45202

Index Provider

S&P Opco, LLC c/o S&P Dow Jones Indices LLC

55 Water Street

New York, New York 10041

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

AAM S&P 500 High Dividend Value ETF

Symbol – SPDV

CUSIP – 26922A594

AAM S&P Emerging Markets High Dividend Value ETF

Symbol – EEMD

CUSIP – 26922A586

AAM S&P Developed Markets High Dividend Value ETF

Symbol – DMDV

CUSIP – 26922A347

AAM Low Duration Preferred and Income Securities ETF

Symbol – PFLD

CUSIP – 26922A198

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Symbol – SMIG

CUSIP – 26922B832

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

AAM S&P 500 High Dividend Value ETF

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$13,500	$14,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,000
All Other Fees	N/A	N/A

AAM S&P Emerging Markets High Dividend Value ETF

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$14,500	$15,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,000
All Other Fees	N/A	N/A

AAM S&P Developed Markets High Dividend Value ETF

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$14,000	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,000
All Other Fees	N/A	N/A

AAM Low Duration Preferred and Income Securities ETF

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$14,000	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	$3,000
All Other Fees	N/A	N/A

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$10,800	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AAM S&P 500 High Dividend Value ETF

	FYE 10/31/2021	FYE 10/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

AAM S&P Emerging Markets High Dividend Value ETF

	FYE 10/31/2021	FYE 10/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

AAM S&P Developed Markets High Dividend Value ETF

	FYE 10/31/2021	FYE 10/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

AAM Low Duration Preferred and Income Securities

	FYE 10/31/2021	FYE 10/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

	FYE 10/31/2021	FYE 10/31/2020
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

AAM S&P 500 High Dividend Value ETF

Non-Audit Related Fees	FYE 10/31/2021	FYE 10/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

AAM S&P Emerging Markets High Dividend Value ETF

Non-Audit Related Fees	FYE 10/31/2021	FYE 10/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

AAM S&P Developed Markets High Dividend Value ETF

Non-Audit Related Fees	FYE 10/31/2021	FYE 10/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

AAM Low Duration Preferred and Income Securities ETF

Non-Audit Related Fees	FYE 10/31/2021	FYE 10/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Non-Audit Related Fees	FYE 10/31/2021	FYE 10/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/6/2022

By (Signature and Title)*	/s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/6/2022